Intangible Assets (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Finite Lived Intangible Assets Future Amortization Expense
2012	$ 21
2013	16
2014	10
2015	1
2016	1
Thereafter	5
Net	$ 54